PRINCIPAL ACCOUNTING POLICIES (summarizes the impact of adopting ASC 606 on the Company's Consolidation Statements of Operations) (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Total revenues	¥ 25,042,613,341	$ 3,642,297,046	¥ 26,472,943,454	¥ 21,400,638,092
Income from continuing operations before income taxes	407,375,203	59,250,265	148,875,037	1,247,722,561
Income tax expenses	(4,409,523)	(641,339)	(4,628,003)	(257,487,006)
Net income	405,575,533	$ 58,988,513	142,191,365	¥ 1,991,799,815
Current assets:
Accounts receivable, net - third parties	5,436,370,691		4,497,634,528		$ 790,687,323
Non-current assets:
Deferred tax assets	338,069,324		275,372,108		49,170,144
Shareholders' equity:
Retained earnings	3,202,528,312		¥ 2,849,339,968		$ 465,788,424
Balances Without Adoption of ASC 606
Total revenues	25,015,058,894
Income from continuing operations before income taxes	379,820,756
Income tax expenses	(8,542,690)
Net income	382,154,253
Current assets:
Accounts receivable, net - third parties	5,408,816,244
Non-current assets:
Deferred tax assets	342,202,491
Shareholders' equity:
Retained earnings	3,179,107,032
Effect of Change Higher/(Lower)
Total revenues	27,554,447
Income from continuing operations before income taxes	27,554,447
Income tax expenses	(4,133,167)
Net income	23,421,280
Current assets:
Accounts receivable, net - third parties	27,554,447
Non-current assets:
Deferred tax assets	(4,133,167)
Shareholders' equity:
Retained earnings	¥ 23,421,280